Taxes - Operating taxes and levies - Operating taxes and levies payable - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Net operating taxes and levies (payables) in the opening balance	€ (175)	€ (197)	€ (295)
Operating taxes and levies recognized in profit or loss	(1,926)	(1,924)	(1,827)
Operating taxes and levies paid	1,880	1,929	1,939
Changes in the scope of consolidation	(67)		3
Translation adjustment	(19)	20	(16)
Reclassifications and other items	(1)	(3)	(1)
Net operating taxes and levies (payables) in the closing balance	(273)	€ (175)	€ (197)
Amount of reclassification as investing activities	€ 34